ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Principal activities

NIP Group Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on February 5, 2021. The Company through its wholly-owned subsidiaries (collectively, the “Group”), primarily engages in esports teams’ operation, talent management service and event production in the People’s Republic of China (“PRC” or “China”) and Sweden. The Company completed its initial public offering (the “IPO”) on the NASDAQ Stock Exchange in the United States of America in July 2024.

History of the Group and Basis of Presentation

Reverse Acquisition

Prior to acquiring Wuhan Xingjingweiwu Culture & Sports Development Co., Ltd. (“Wuhan ESVF”) and the incorporation of the Company, the Group’s business was carried out under Shenzhen Weiwu Esports Internet Technology Co., Ltd. (“Shenzhen VF”). On March 18, 2021, Wuhan ESVF and Shenzhen VF completed a Reverse Acquisition, which Shenzhen VF was the accounting acquirer. Shenzhen VF is deemed to be the predecessor for accounting purposes and the historical financial statements of Shenzhen VF became the Company’s historical financial statements for periods prior to the consummation of the Reverse Acquisition.

Acquisition of Ninjas in Pyjamas Gaming AB

On January 10, 2023, the Company completed an acquisition through a series of agreements with the shareholders of Ninjas in Pyjamas, a limited liability company incorporated under the laws of Sweden and engages in esports business. The Company issued to Ninjas in Pyjamas former shareholders 43,044,524 Class B-1 Preferred Shares in exchange of 100% shares in Ninjas in Pyjamas. Upon the consummation of the acquisition (“Business Combination”), 43,044,524 shares constituted 40% of the total issued preferred shares and ordinary shares of the Company, assuming the full exercise of the shares and calculation on a fully diluted and as-converted basis.

Reorganization: termination of the VIE Agreements

On July 30, 2021, the Company’s subsidiary, Wuhan Muyecun Internet Technology Co., Ltd. (“Wuhan Muyecun” or “WFOE”) and Wuhan ESVF, entered into a series of contractual arrangements with the shareholders of Wuhan ESVF. These agreements include, Exclusive Business Cooperation Agreement, Equity Interest Pledge Agreement, Powers of Attorney, Exclusive Option Agreement and Spousal Consent Letter (collectively the “VIE Agreements”). Pursuant to the VIE Agreements, WFOE has the exclusive right to provide to Wuhan ESVF consulting services related to business operations including technical and management consulting services. The VIE Agreements are designed to provide WFOE with the power, rights, and obligations equivalent in all material respects to those it would possess as the sole equity holder of Wuhan ESVF, including absolute control rights and the rights to the assets, property, and revenue of Wuhan ESVF. As a result of direct ownership in WFOE and the VIE Agreements, Wuhan ESVF should be treated as variable interest entity under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 Consolidation and the Company is regarded as the primary beneficiary of VIE. The Company treats VIE as its consolidated entities under U.S. GAAP.

In June 2023, WFOE, Wuhan ESVF and shareholders of Wuhan ESVF entered into a series of VIE termination agreement (collectively the “VIE Termination Agreements”), pursuant to which, the VIE Agreements were terminated with immediate effect and all shareholders of Wuhan ESVF transferred 100% equity interest of Wuhan ESVF to WFOE. The Company held 100% equity interest of Wuhan ESVF as of December 31, 2023. The VIE termination and share transfer both became effective on June 16, 2023, the Company’s shareholders’ equity shares were remained the same immediately before and after the VIE termination, so the termination of the VIE agreements did not have impact on the Group’s consolidated financial position, results of operations and cash flows.

Acquisition of Young Will

In order to complete the business acquisition of Wuhan Young Will Ltd (“Young Will”) as disclosed in Note 3.2, a series of restructuring transaction have been completed, and upon the completion of such restructuring, (i) 100% issued and outstanding share capital of ZSZQ Limited (“Young Cayman”) is collectively owned by the shareholders of Young Will, (ii) 100% share capital of ZSZQ (HK) Limited.(“Young HK”) is owned by Young Cayman, (iii) 100% equity interest of Beijing ZSZQ Network Technology Co., Ltd.   (“Young WFOE”) is owned by Young HK, (iv) Young WFOE entered into contractual arrangements with Young Will and its shareholders.

Acquisition of Jinyuanbao

On September 23, 2024, Wuhan Alunyou Network Information Development Co., Ltd. (“Wuhan Alunyou”) entered into a Share Transfer Agreement (“Jinyuanbao Agreement”) with the beneficial owners of Shanghai Jinyuanbao Duoduo Entertainment Development Co., Ltd. (“Jinyuanbao”). According to the “Agreement”, Wuhan Alunyou acquired 90% of Jinyuanbao’s equity. Before the business combination, Wuhan Alunyou and its shareholders signed contractual arrangements with Wuhan Muyecun.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

1. ORGANIZATION AND PRINCIPAL ACTIVITIES – Continued

As of December 31, 2024, details of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries were as follows:

Name	Place and date of Incorporation	Percentage of effective ownership	Principal Activities

Subsidiaries
Ninjas in Pyjamas Gaming AB (“Ninjas in Pyjamas”)	Sweden, January, 2014	100%	Esports teams operation
NIPG FZ LLC	Abu Dhabi, January 16, 2024	100% owned by Ninjas in Pyjamas	Esports teams operation
ESVF (HONG KONG) Esports Limited (“ESVF HK”)	Hong Kong, March 4, 2021	100%	Investment holding
Wuhan Muyecun Internet Technology Co., Ltd. (“Wuhan Muyecun” or “WFOE”)	Wuhan, July 9, 2021	100% owned by ESVF HK	Investment holding
Wuhan Xingjingweiwu Culture & Sports Development Co., Ltd. (“Wuhan ESVF”)	Wuhan, June 1, 2016	100% owned by WFOE	Esports teams operation and talent management service
Shenzhen Weiwu Esports Internet Technology Co., Ltd. (“Shenzhen VF”)	Shenzhen, December 20, 2018	100% owned by Wuhan ESVF	Esports teams operation
Shenzhen Dawei Xianglong Sports Co., Ltd (“Dawei Xianglong”)	Shenzhen, January 15, 2021	60% owned by Shenzhen VF	Event production
Wuhan Xingjing Interactive Entertainment Co., Ltd (“Xingjing Entertainment”)	Wuhan, October 23, 2019	100% owned by Wuhan ESVF	Esports teams operation and talent management service
Chengdu Xingjing Weiwu Culture Media Co., Ltd (“Chengdu Xingjing Weiwu”)	Sichuan, January 5, 2023	100% owned by Wuhan ESVF	Esports teams operation
Shanghai Xingzhi Culture Media Co., Ltd (“Xingzhi Media”)	Shanghai, May 5, 2017	100% owned by Wuhan ESVF	Esports teams operation
Wuhan Xinghui Culture Media Co., Ltd. (“Xinghui Media”)	Wuhan, February 4, 2021	100% owned by Wuhan ESVF	Esports teams operation and talent management service
Taicang Xingjingweiwu Culture Media Co., Ltd (“Taicang Xingjing”)	Taicang, September 8, 2021	100% owned by Wuhan ESVF	Esports teams operation
Zhoushan Xingjing Internet Technology Co., Ltd (“Zhoushan Xingjing”)	Zhoushan, August 2, 2021	80% owned by Wuhan ESVF	Talent management service
Zhoushan Jingxi Internet Technology Co., Ltd (“Zhoushan Jingxi”)	Zhoushan, August 2, 2021	80% owned by Wuhan ESVF	Talent management service
Hongli Culture Communication (Wuhan) Co., Ltd (“Hongli Culture”)	Wuhan, December 26, 2017	60.67% owned by Wuhan ESVF	Event production
Wuhan Yingciyuan Information Technology Co., Ltd (“Wuhan Yingciyuan”)	Wuhan, November 17, 2022	51% owned by Hongli Culture	Event production
Xiamen Yingciyuan Education Technology Co., Ltd. (“Xiamen Yingciyuan”)	Xiamen, April 4, 2023	51% owned by Hongli Culture	Event production
Changsha Liyao Cultural Communication Co., Ltd (“Changsha Liyao”)	Changsha, May 19, 2023	75% owned by Hongli Culture	Event production
Hongli Culture Communication (Beijing) Co., Ltd (“Hongli Culture Beijing”)	Beijing, March 25, 2024	51% owned by Hongli Culture	Event production
Hongxiaoli Culture Communication (Hangzhou) Co., Ltd (“Hongxiaoli Culture”)	Hangzhou, April 8, 2024	51% owned by Hongli Culture	Event production
Shanghai Rujing Esports Hotel Management Co., Ltd.(“Shanghai Rujing”)	Shanghai, May 13, 2024	60% owned by Wuhan ESVF	Esports-themed hospitality service
Beijing ZSZQ Network Technology Co., Ltd. (“Young WFOE”)	Beijing, September 18, 2024	100% owned by Young HK	Investment holding
ZSZQ Limited(“Young Cayman”)	Cayman, August 21, 2024	61%	Investment holding
ZSZQ (HK) Limited.(“Young HK”)	Hong Kong, September 02, 2024	100% owned by Young Cayman	Investment holding

VIEs
Wuhan Alunyou Network Information Development Co., Ltd.(“Wuhan Alunyou”)	Wuhan,August 21, 2024	VIE	Game Publishing
Wuhan Young Will Ltd. (“Young Will”)	Wuhan, April 25, 2019	VIE	Talent management service

VIEs’ Subsidiaries
Shanghai Jinyuanbao Duoduo Entertainment Development Co., Ltd.(“Jinyuanbao”)	Shanghai, February 5, 2024	90% owned by Wuhan Alunyou	Game Publishing
Hangzhou Yinyuan Entertainment Development Co., Ltd.(“Hangzhou Yinyuan”)	Hangzhou, July 8, 2024	100% owned by Jinyuanbao	Game Publishing
Beijing ZSZQ Qiangshenjianti Network Technology Co., Ltd. (“Young Beijing”)	Beijing, August 1, 2024	100% owned by Young Will	Investment holding

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

1. ORGANIZATION AND PRINCIPAL ACTIVITIES – Continued

The contractual arrangements between Wuhan Muyecun, Wuhan Alunyou and its shareholders were entered into in September 2024. The contractual arrangements between Young WFOE, Young Will and its shareholders were entered into in September 2024. These contractual agreements include, Exclusive Business Cooperation Agreement, Equity Interest Pledge Agreement, Powers of Attorney, Exclusive Option Agreement and Spousal Consent Letter (collectively the “VIE Agreements”). Pursuant to the VIE Agreements between Wuhan Muyecun and Wuhan Alunyou and its shareholders, WFOE, which is Wuhan Muyecun, has the exclusive right to provide to Wuhan Alunyou consulting services related to business operations including technical and management consulting services. The VIE Agreements are designed to provide WFOE with the power, rights, and obligations equivalent in all material respects to those it would possess as the sole equity holder of Wuhan Alunyou, including absolute control rights and the rights to the assets, property, and revenue of Wuhan Alunyou. Pursuant to the VIE Agreements between Young WFOE and Young Will and its shareholders, Young WFOE has the exclusive right to provide to Young Will consulting services related to business operations including technical and management consulting services. The VIE Agreements are designed to provide Young WFOE with the power, rights, and obligations equivalent in all material respects to those it would possess as the sole equity holder of Young Will, including absolute control rights and the rights to the assets, property, and revenue of Young Will. As a result of direct ownership in the Young WFOE and WFOE through the VIE Agreements, Wuhan Alunyou and Young Will should be treated as variable interest entity under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 Consolidation and the Company is regarded as the primary beneficiary of VIE. The Company treats VIE as its consolidated entities under U.S. GAAP.

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between Wuhan Muyecun and Wuhan Alunyou, Wuhan Muyecun has the exclusive right to provide, among other things, technological development, technological support, consultation and related services to Wuhan Alunyou. In exchange, Wuhan Alunyou pays service fees at any time agreed by the parties to Wuhan Muyecun in an amount consisting of management fee and fee for services provided, which shall be reasonably determined by Wuhan Muyecun based on the factors as provided in the exclusive business cooperation agreement. Without the prior written consent of Wuhan Muyecun, Wuhan Alunyou cannot assign its rights and obligations to any third party. Wuhan Muyecun has the exclusive and complete ownership of all intellectual property rights created as a result of the performance of this agreement. The exclusive business cooperation agreement continues to be effective unless it is terminated by written notice of Wuhan Muyecun or according to the provisions of this agreement.

The exclusive technology and consulting service agreement between Beijing ZSZQ and Young Will contains terms substantially similar to the exclusive business cooperation agreement described above.

Exclusive Option Agreement

Under the exclusive option agreement among Wuhan Muyecun, Wuhan Alunyou and its shareholders, each of the shareholders of Wuhan Alunyou has irrevocably granted Wuhan Muyecun or its designee(s) an exclusive option to purchase, at any time and to the extent permitted under PRC laws, all or any part of their equity interests in Wuhan Alunyou at the price specified in the exclusive option agreement, or the lowest price permitted under applicable PRC laws if there is any statutory requirement about the consideration under PRC laws. Wuhan Alunyou and/or its shareholders covenant that, without Wuhan Muyecun’s prior written consent, they will not, among other things, sell, transfer, mortgage or otherwise dispose of their equity interests in Wuhan Alunyou, or create any encumbrance on their equity interests in Wuhan Alunyou, except for those encumbrances created under the equity interest pledge agreement, the powers of attorney of Wuhan Alunyou’s shareholders, and the exclusive option agreement. The exclusive option agreement will be terminated when the entire equity interests in Wuhan Alunyou have been transferred to Wuhan Muyecun or its designee(s) pursuant to this agreement.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

1. ORGANIZATION AND PRINCIPAL ACTIVITIES – Continued

The exclusive option agreement among Beijing ZSZQ, Young Will and its shareholders contains terms substantially similar to the exclusive option agreement described above.

Powers of Attorney

Pursuant to the powers of attorney granted by the shareholders of Wuhan Alunyou, each of the shareholders of Wuhan Alunyou irrevocably appointed Wuhan Muyecun as their exclusive agent and attorney- in-fact to act on their behalf on all shareholder matters of Wuhan Alunyou and exercise all rights as shareholders of Wuhan Alunyou. The powers of attorney remain irrevocably effective as long as such shareholders remain as Wuhan Alunyou’s shareholders, unless otherwise instructed by Wuhan Muyecun.

Each of the shareholders of Young Will has executed a powers of attorney to irrevocably appointed Beijing ZSZQ as their exclusive agent and attorney-in-fact to act on their behalf on all shareholder matters of Young Will and exercise all rights as shareholders of Young Will. These powers of attorney contain terms substantially similar to the powers of attorney described above.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement among Wuhan Muyecun, Wuhan Alunyou and the shareholders of Wuhan Alunyou, the shareholders of Wuhan Alunyou pledged their equity interests in Wuhan Alunyou to Wuhan Muyecun to secure their obligations under the exclusive business cooperation agreement, exclusive option agreement and powers of attorney. The shareholders of Wuhan Alunyou further agreed to not transfer, create or allow any encumbrance on the pledged equity interests without the prior written consent of Wuhan Muyecun. The equity interest pledge agreement shall remain binding until the contractual obligations under the associated contractual agreements are fully fulfilled, and the service fees and other expenses incurred for the fulfillment of such agreements have been fully paid.

The equity interest pledge agreement among Beijing ZSZQ, Young Will and its shareholders contains terms substantially similar to the equity interest pledge agreement described above.

Spousal Consent Letter

Pursuant to the spouse consent, the spouse of the individual shareholder of Wuhan Alunyou unconditionally and irrevocably agreed that the equity interests in Wuhan Alunyou held by and registered in the name of such shareholder be disposed of in accordance with the equity interest pledge agreement, the exclusive option agreement and the powers of attorney described above, and that such shareholder may perform, amend or terminate such agreements without such spouse’s additional consent. Additionally, such spouse unconditionally and irrevocably waived any rights or interests in the equity interests in Wuhan Alunyou and undertook not to assert any rights over the equity interests in Wuhan Alunyou held by such shareholder. In addition, in the event that such spouse obtains any equity interests in Wuhan Alunyou held by such shareholder for any reason, such spouse agrees to be bound by and sign any legal documents substantially similar to the contractual arrangements described above, as may be amended from time to time.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIEs and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could, among others:

● revoking the business licenses and/or operating licenses of the Company;

● discontinuing or placing restrictions or onerous conditions on the operations;

● imposing fines, confiscating the income from WFOE, Young WFOE or the VIEs, or imposing other requirements with which the Company or the VIEs may not be able to comply;

● requiring the Company to restructure the ownership structure or operations, including terminating the contractual arrangements with the VIEs and deregistering the equity pledges of the VIEs, which in turn would affect our ability to consolidate, derive economic interests from, or exert effective control over the VIEs, or imposing restrictions on the Company’s right to collect revenues;

● imposing additional conditions or requirements with which the Company may not be able to comply;

● requiring the Company to restructure the operations in such a way as to compel the Company to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets; or

● restricting or prohibiting the Company use of the proceeds of overseas offering to finance the business and operations in China.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

1. ORGANIZATION AND PRINCIPAL ACTIVITIES – Continued

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, The Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their respective shareholders and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiaries and VIEs.

The interests of the shareholders of VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing VIE not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of VIE will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. The Company believes the shareholders of VIE will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of VIE should they act to the detriment of the Company. The Company relies on certain current shareholders of VIE to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of VIE, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The following financial information of the VIEs and VIEs’ subsidiaries were included in the accompanying consolidated financial statements as of December 31, 2024:

As of December 31, 2024

ASSETS
Current assets:
Cash and cash equivalents	$436,302
Accounts receivable	1,182,352
Advance to suppliers	398,467
Amounts due from related parties	411,511
Prepaid expenses and other current assets, net	309,184
Total current assets	2,737,816

Non-current assets:
Property and equipment, net	73,076
Intangible assets, net	942,410
Right-of-use assets	379,083
Other non-current assets	638,106
Total non-current assets	2,032,675

Total assets	$4,770,491

LIABILITIES
Current liabilities:
Short-term borrowings	$1,372
Accounts payable	981,004
Accrued expenses and other liabilities	737,386
Deferred revenue	670,064
Operating lease liabilities, current	265,623
Amount due to related parties-current	14,360
Amounts due to subsidiaries of the Group	3,822,831
Total current liabilities	6,492,640

Non-current liabilities:
Amount due to a related party-non-current	58,996
Deferred tax liability	-
Total non-current liabilities:	58,996
Total liabilities	$6,551,636

For the year ended December 31,
2024

Total net revenue	$2,047,005
Net loss	$(1,790,687)

For the year ended December 31,
2024

Net cash used in operating activities	$(958,084)
Net cash used in investing activities	$-
Net cash used in financing activities	$-

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)